Change in Presentation Currency	6 Months Ended
Feb. 28, 2022
Change In Presentation Currency
Change in Presentation Currency

4.	Change in Presentation Currency

Effective September 1, 2020, the Company changed its presentation currency to US dollars from CAD dollars. The Company believes that the change in presentation currency will provide shareholders with a better reflection of the Company’s business activities and enhance the comparability of the Company’s financial information to peers. The change in presentation currency represents a voluntary change in accounting policy, which is accounted for retrospectively. The unaudited interim condensed consolidated financial statements for all periods presented have been translated into the new presentation currency in accordance with IAS 21 – The Effects of Changes in Foreign Exchange Rates.

The unaudited interim condensed consolidated financial statements of comprehensive loss and the unaudited interim condensed consolidated statements of cash flows have been translated into the presentation currency using the average exchange rates prevailing during each reporting period. In the unaudited interim condensed consolidated statements of financial position, all assets and liabilities have been translated using the period end exchange rates, and all resulting exchange differences have been recognized in accumulated deficit. Asset and liability amounts previously reported in Canadian dollars have been translated into US dollars as at February 28, 2021, using the period end exchange rates of 1.2733 CAD/USD, and shareholders’ equity balances have been translated using historical rates in effect on the date of the transactions.

The change in presentation currency resulted in the following impact on the February 28, 2021 unaudited interim condensed consolidated statement of financial position:

	As at February 28, 2021
	Reported at February 28, 2021 in CAD	Presentation currency change	Restated at February 28, 2021 in USD
Consolidated statement of financial position
Cash	27,729	(5,953)	21,776
Other current assets	2,392	(513)	1,879
Non-current assets	45,331	(9,731)	35,600
Total assets	75,452	(16,197)	59,255

Current liabilities	(12,075)	2,553	(9,522)
Long term debt	(3,510)	753	(2,757)
Total liabilities	(15,585)	3,306	(12,279)

Share capital	207,804	(49,675)	158,129
Reserves	5,602	(1,249)	4,353
Accumulated deficit and other comprehensive income	(152,249)	37,714	(114,535)
Non-controlling interests	(1,290)	319	(971)
Total shareholders’ equity	59,867	(12,891)	46,976

The change in presentation currency resulted in the following impact on the February 28, 2021 unaudited interim condensed consolidated statement of comprehensive loss:

	Reported at February 28, 2021 in CAD Three months	Presentation currency change	Reported at February 28, 2021 in USD Three months
General and administrative expense	(2,414)	531	(1,883)
Other income (expense)	2,859	(1,140)	1,719
Net loss and comprehensive loss	445	(609)	(164)
Earnings per share – basic and diluted	0.01	(0.01)	(0.00)

	Reported at February 28, 2021 in CAD Six months	Presentation currency change	Reported at February 28, 2021 in USD Six months
General and administrative expense	(3,958)	902	(3,056)
Other income (expense)	2,379	(1,122)	1,257
Net loss and comprehensive loss	(1,579)	(220)	(1,799)
Earnings per share – basic and diluted	(0.01)	-	(0.01)

The change in presentation currency resulted in the following impact on the February 28, 2021 consolidated statement of cash flows:

	Reported at February 28, 2021 in CAD	Presentation currency change	Restated at February 28, 2021 in USD
Cash used in operating activities	(5,227)	1,889	(3,338)
Cash used in investing activities	(3,155)	682	(2,473)
Cash provided by financing activities	30,817	(7,283)	23,534
Net increase in cash	22,435	(4,712)	17,723
Cash beginning of period	5,294	(1,241)	4,053
Cash end of period	27,729	(5,953)	21,776